UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14 (f/k/a Prudential Government Income Fund, Inc.)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2011

Date of reporting period:	11/30/2010

Item 1.	Schedule of Investments

Prudential Government Income Fund

Schedule of Investments

as of November 30, 2010 (Unaudited)

Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS 94.1%
Collateralized Mortgage Obligations 4.5%
	Federal Home Loan Mortgage Corp.,
	Ser. 2002-2496, Class PM,
$6,657	5.500%, 09/15/17	$7,280,914
	Ser. 2002-2501, Class MC,
2,703	5.500%, 09/15/17	2,938,512
	Ser. 2002-2513, Class HC,
6,650	5.000%, 10/15/17	7,266,056
	Ser. 2002-2518, Class PV,
5,500	5.500%, 06/15/19	5,778,091
	Federal National Mortgage Association,
	Ser. 2002-18, Class PC,
4,848	5.500%, 04/25/17	5,120,359
	Ser. 2002-57, Class ND,
2,415	5.500%, 09/25/17	2,623,919
	MLCC Mortgage Investors, Inc., Ser. 2003-E, Class A1,
304	0.563%, 10/25/28 FRN	283,953
	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3,
1,013	2.785%, 02/25/34 FRN	974,581

		32,266,385

Commercial Mortgage-Backed Securities 10.6%
	Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A2,
2,000	5.381%, 01/15/49	2,045,531
	Bear Stearns Commercial Mortgage Securities, Ser. 2004-T16, Class A5,
10,800	4.600%, 02/13/46	11,398,739
	Bear Stearns Commercial Mortgage Securities, Ser. 2005-PW10, Class A4,
4,000	5.405%, 12/11/40 FRN	4,341,626
	Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4,
2,000	5.623%, 03/11/39 FRN	2,180,101
	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4,
3,000	5.957%, 06/10/46 FRN	3,272,792
	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4,
3,300	4.832%, 04/15/37	3,432,473

	CWCapital Cobalt Ltd., Ser. 2007-C3, Class A3,
3,100	6.015%, 05/15/46 FRN	3,315,908
	Federal Home Loan Mortgage Corp., Ser. 2010-K005, Class A2,
4,400	4.317%, 11/25/19	4,648,510
	Federal Home Loan Mortgage Corp., Ser. 2010-K007, Class A2,
6,400	4.224%, 03/25/20	6,697,192
	Federal Home Loan Mortgage Corporation, Ser. 2010-K009, Class A2,
5,100	3.808%, 08/25/20	5,171,349
	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2,
1,930	5.381%, 03/10/39	1,985,788
	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2,
3,400	5.778%, 08/10/45 FRN	3,509,326
	Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class ASB,
5,000	5.838%, 05/12/39 FRN	5,383,561
	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2,
4,976	5.590%, 09/12/49	5,168,245
	NCUA Guaranteed Notes, Ser. 2010-C1, Class A2,
3,000	2.900%, 10/29/20	3,013,317
	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4,
4,000	5.923%, 05/15/43 FRN	4,374,926
	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2,
4,617	5.624%, 07/15/45	4,700,325

		74,639,709

Corporate Bonds 1.1%
	Bank of Nova Scotia (Canada), 144A,
3,300	1.650%, 10/29/15	3,244,289
	BNP Paribas Home Loan Covered Bonds SA (France), 144A,
800	2.200%, 11/02/15	789,214
	Depfa ACS Bank (Ireland), 144A,
2,960	5.125%, 03/16/37	2,156,585
	DnB NOR Boligkreditt (Norway), 144A,
1,545	2.100%, 10/14/15	1,530,386

		7,720,474

Mortgage-Backed Securities 39.7%
	Federal Home Loan Mortgage Corp.,
2,355	2.604%, 05/01/34 FRN	2,456,063
8,000	4.000%, TBA 30 YR	8,080,000
3,500(a)	4.500%, TBA 15 YR	3,679,921
6,000	4.500%, TBA 30 YR	6,229,686
21,508	5.000%, 06/01/33 - 05/01/34	22,841,598
1,500(a)	5.000%, TBA 15 YR	1,592,109

4,545	5.500%, 05/01/37 - 01/01/38	4,879,272
1,496	6.000%, 08/01/32 - 09/01/34	1,648,610
833	6.500%, 01/01/11 - 09/01/32	935,234
176	7.000%, 09/01/32	201,671
131	8.000%, 03/01/22 - 08/01/22	151,080
104	8.500%, 01/01/17 - 09/01/19	114,787
79	9.000%, 01/01/20	84,438
63	11.500%, 10/01/19	68,595
	Federal National Mortgage Association,
776	2.416%, 04/01/34 FRN	809,604
6,566	2.470%, 07/01/33 FRN	6,889,609
1,885	2.554%, 06/01/34 FRN	1,978,885
1,521	2.819%, 04/01/34 FRN	1,592,776
3,000(a)	3.500%, TBA 15 YR	3,067,968
2,000(a)	3.500%, TBA 15 YR	2,038,438
45,500(a)	4.000%, TBA 30 YR	46,203,840
733	4.500%, 01/01/20	780,597
16,000(a)	4.500%, TBA 30 YR	16,655,008
17,689	5.000%, 07/01/18 - 05/01/36	18,905,319
10,000(a)	5.000%, TBA 30 YR	10,603,120
44,889	5.500%, 08/01/15 - 11/01/36	48,700,656
500(a)	5.500%, TBA 30 YR	537,422
17,540	6.000%, 11/01/14 - 05/01/36	19,231,185
3,929	6.260%, 03/01/11	3,926,483
11,476	6.500%, 02/01/11 - 10/01/37	12,917,160
4,552	7.000%, 04/01/11 - 02/01/36	5,128,733
57	7.500%, 01/01/11 - 10/01/26	59,938
7	8.500%, 06/01/17 - 03/01/25	6,657
98	9.000%, 04/01/25	116,579
26	9.500%, 01/01/25 - 02/01/25	31,300
	Government National Mortgage Association,
2,000(a)	4.000%, TBA 30 YR	2,050,612
2,500(a)	4.500%, TBA 30 YR	2,633,980
1,500(a)	4.500%, TBA 30 YR	1,575,468
7,787	5.000%, 07/15/33 - 04/15/34	8,397,374
4,223	5.500%, 02/15/34 - 02/15/36	4,649,554
4,802	7.000%, 03/15/22 - 02/15/29	5,497,993
590	7.500%, 01/15/23 - 07/15/24	680,261
512	8.500%, 04/15/25	610,968
317	9.500%, 09/15/16 - 08/20/21	355,075

		279,595,626

Municipal Bond 0.2%
	Utah St. Build America Bonds, Ser. D, GO,
1,170	4.554%, 07/01/24	1,237,392

Small Business Administration Agency 1.6%
	Small Business Administration Participation Certificates, Ser. 1995-20B, Class 1,
749	8.150%, 02/01/15	768,426
	Small Business Administration Participation Certificates, Ser. 1995-20L, Class 1,
2,382	6.450%, 12/01/15	2,585,244
	Small Business Administration Participation Certificates, Ser. 1996-20H, Class 1,
2,761	7.250%, 08/01/16	2,980,416
	Small Business Administration Participation Certificates, Ser. 1996-20K, Class 1,
1,674	6.950%, 11/01/16	1,796,089
	Small Business Administration Participation Certificates, Ser. 1997-20A, Class 1,
574	7.150%, 01/01/17	625,641
	Small Business Administration Participation Certificates, Ser. 1998-20I, Class 1,
2,207	6.000%, 09/01/18	2,408,720

		11,164,536

U.S. Government Agency Securities 6.3%
	Ally Financial, Inc., FDIC Gtd. Notes,
6,510	1.750%, 10/30/12	6,653,917
	Federal Home Loan Mortgage Corp.,
1,310	5.125%, 11/17/17	1,531,634
	Federal National Mortgage Association,
8,365	0.375%, 12/28/12	8,321,694
	Financing Corp. FICO STRIPS, Ser. 1P,
10,000(b)	2.730%, 05/11/18	8,181,440
	Financing Corp. FICO STRIPS, Ser. 2P,
5,820(b)	2.800%, 11/30/17	4,853,845
	Financing Corp. FICO STRIPS, Ser. 3P,
4,200(b)	2.800%, 11/30/17	3,502,775
	Tennessee Valley Authority,
1,895	4.500%, 04/01/18	2,131,066
1,240	5.250%, 09/15/39	1,367,381
1,080	5.500%, 06/15/38	1,237,905
	Western Corporate Federal Credit Union, NCUA Gtd. Notes.,
6,345	1.750%, 11/02/12	6,474,482

		44,256,139

U.S. Government Treasury Obligations 30.1%
	United States Treasury Bonds,
7,375(c)	3.875%, 08/15/40	7,085,760
8,100(c)	4.250%, 11/15/40	8,305,027
6,480	4.625%, 02/15/40	7,077,378
8,025	7.125%, 02/15/23	11,255,062
9,800	7.500%, 11/15/16	12,975,808
7,420	7.500%, 11/15/24	10,864,505

	United States Treasury Notes,
12,745	0.375%, 09/30/12	12,729,566
44,185	1.375%, 11/30/15	43,998,584
1,690	2.250%, 11/30/17	1,700,958
10,765	3.125%, 04/30/13	11,436,973
640	3.375%, 11/15/19	679,800
	United States Treasury STRIPS, I/O,
14,000(d)	3.610%, 05/15/23	8,965,838
12,000(d)	3.760%, 05/15/24	7,273,248
16,500(d)(e)	3.790%, 08/15/24	9,856,275
7,155(d)	3.800%, 11/15/24	4,213,229
9,500(d)	3.910%, 08/15/25	5,348,443
10,500(d)	3.920%, 11/15/21	7,311,518
9,900(d)	4.020%, 02/15/22	6,792,707
5,530(d)	4.190%, 08/15/22	3,693,476
8,570(d)	4.280%, 11/15/22	5,642,179
7,300(d)	4.590%, 11/15/23	4,552,017
12,000(d)	4.670%, 02/15/24	7,381,308
17,700(d)	5.120%, 05/15/25	10,111,408
	United States Treasury STRIPS, P/O,
4,110(d)	4.280%, 02/15/23	2,686,514

		211,937,581

	Total Long-Term Investments (cost $632,231,784)	662,817,842

SHORT-TERM INVESTMENTS 22.2%

Shares
Affiliated Mutual Funds
12,384,619	Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $121,882,917)(f)	110,966,191
45,668,202	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $45,668,202; includes $10,250,672 of cash collateral received for securities on loan)(f)(g)	45,668,202

	Total Short-Term Investments (cost $167,551,119)	156,634,393

	Total Investments 116.3% (cost $799,782,903)(h)	819,452,235
	Liabilities in Excess of Other Assets(i) (16.3%)	(115,112,901)

	Net Assets 100.0%	$704,339,334

The following abbreviations are used in the portfolio descriptions:
144A	-	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	-	Federal Deposit Insurance Corporation
FICO	-	Financing Corporation
FRN	-	Floating Rate Note
GO	-	General Obligation
I/O	-	Interest Only
NCUA	-	National Credit Union Administration
P/O	-	Principal Only
STRIPS	-	Separate Trading of Registered Interest and Principal Securities
TBA	-	To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or partial amount principal amount totaling $88,000,000 represents to-be announced ("TBA") securities acquired under mortgage dollar roll agreement.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield at November 30, 2010.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,127,329; cash collateral of $10,250,672 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2010.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2-Prudential Core Short-Term Bond Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$800,938,101	$32,464,725	$(13,950,591)	$18,514,134

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and difference in the treatment of accreting market discount and premium amortization for book and tax purposes as of the most recent fiscal year end.

(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:

Open futures contracts outstanding at November 30, 2010:

Number of Contracts	Type	Expiration Date	Value at November 30, 2010	Value at Trade Date	Unrealized Appreciation/ (Depreciation)(a)
	Long Positions:
98	2 Year U.S. Treasury Notes	Mar. 2011	$21,498,750	$21,471,136	$27,614
1,555	5 Year U.S. Treasury Notes	Mar. 2011	186,369,180	185,884,769	484,411
	Short Positions:
935	10 Year U.S. Treasury Notes	Mar. 2011	116,042,266	115,658,904	(383,362)
540	U.S. Long Bonds	Mar. 2011	68,731,875	68,285,689	(446,186)
11	U.S. Ultra Bonds	Mar. 2011	1,453,375	1,427,236	(26,139)

					$(343,662)

(a)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2010.

Interest rate swap agreements outstanding at November 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(c)
Citibank NA(a)	07/19/20	$3,165	3.001%	3 month LIBOR	$(63,075)	$—	$(63,075)
Citibank NA(a)	07/16/20	3,165	3.115%	3 month LIBOR	(96,802)	—	(96,802)
Citibank NA(b)	08/10/20	6,185	2.834%	3 month LIBOR	15,446	—	15,446

					$(144,431)	$—	$(144,431)

LIBOR—London Interbank Offered Rate

(a)	The Fund pays the fixed rate and receives the floating rate.
(b)	The Fund pays the floating rate and receives the fixed rate.
(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2010.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures

The following is a summary of the inputs used as of November 30, 2010 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Collateralized Mortgage Obligations	$—	$32,266,385	$—
Commercial Mortgage-Backed Securities	—	74,639,709	—
Corporate Bonds	—	7,720,474	—
Mortgage-Backed Securities	—	279,595,626	—
Municipal Bond	—	1,237,392	—
Small Business Administration Agency	—	11,164,536	—
U.S. Government Agency Securities	—	44,256,139	—
U.S. Government Treasury Obligations	—	211,937,581	—
Affiliated Mutual Funds	156,634,393	—	—
Other Financial Instruments*
Futures	(343,662)	—	—
Interest Rate Swaps	—	(144,431)	—

Total	$156,290,731	$662,673,411	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 14 (f/k/a Prudential Government Income Fund, Inc.)

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	January 25, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	January 25, 2011

*	Print the name and title of each signing officer under his or her signature.